Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 1,871	$ 1,217
General partners' interest units issued (in shares)	680,000	536,000
General partners' interest units outstanding (in shares)	680,000	536,000
Limited partners, units issued (in shares)	51,351,000	50,504,000
Limited partners, units outstanding (in shares)	51,351,000	50,504,000
Limited Partner Series B Convertible Units
Limited partners, units issued (in shares)		1,350,000
Limited partners, units outstanding (in shares)		1,350,000
3.77% Senior Notes, due 2031 | Senior Notes
Debt instrument, interest rate (percent)	3.77%
8.50% Senior Notes, due 2021 | Senior Notes
Debt instrument, interest rate (percent)	8.50%